Financial Instruments (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018		Dec. 31, 2017
Non-derivative financial liabilities
Trade and other payables		₪ 1,702	[1]	₪ 1,719
2019 [Member]
Non-derivative financial liabilities
Trade and other payables		1,558
Debentures	[2]	1,392
Bank loans		771
Total		3,721
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI		43
2019 [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables		12
Debentures	[2]	319
Total		331
2020 [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[2]	1,327
Bank loans		835
Total		2,162
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI		47
2020 [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[2]	277
Total		277
2021-2023 [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[2]	3,895
Bank loans		2,221
Total		6,116
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI		48
2021-2023 [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[2]	781
Total		781
2024 and later [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[2]	3,551
Bank loans		1,533
Total		5,084
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI
2024 and later [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables
Debentures	[2]	1,644
Total		1,644
Carrying Amount [Member]
Non-derivative financial liabilities
Trade and other payables		1,558
Debentures	[2]	8,913
Bank loans		4,721
Total		15,192
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI		138
Carrying Amount [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables		12
Debentures	[2]	2,455
Total		2,467
Contractual Cash Flow [Member]
Non-derivative financial liabilities
Trade and other payables		1,558
Debentures	[2]	10,165
Bank loans		5,360
Total		17,083
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI		138
Contractual Cash Flow [Member] | Company [Member]
Non-derivative financial liabilities
Trade and other payables		12
Debentures	[2]	3,021
Total		₪ 3,033

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.
[2]	The Company's contractual repayments in the tables above reflects the original schedule of the Company's debentures. The Company's debentures including accrued interest in the amount of NIS 2,467 were classified as current maturities on the statements of financial position as of December 31, 2018, please refer to Note 33D.